Note 20 - Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2020
Notes Tables
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	Years Ended December 31,
	2020	2019	2018
Basic EPS Computation:
Numerator – Earnings available to common stockholders	$38,492	36,044	32,594
Denominator – Weighted average number of common shares outstanding	10,927,065	10,743,269	10,564,172
Basic earnings per common share	$3.52	3.36	3.09
Diluted EPS Computation:
Numerator – Earnings available to common stockholders	$38,492	36,044	32,594
Denominator – Weighted average number of common shares outstanding	10,927,065	10,743,269	10,564,172
Dilutive effect of stock options	26,681	18,198	8,049
	10,953,746	10,761,467	10,572,221
Diluted earnings per common share	$3.51	3.35	3.08